Property, Plant and Equipment, Net - Narrative (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Gain (loss) on disposal of assets	$ 300,000		$ 392,000		$ (1,769,732)	$ (995,528)
Impairment of long-lived assets	627,000	$ 0	626,848	$ 0
Air Transportation Equipment
Property, Plant and Equipment [Line Items]
Interest costs capitalized	429,000	89,000	822,000	142,000
Air Transportation Equipment | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Property, Plant and Equipment [Line Items]
Interest costs capitalized					677,000	89,000
Cost of Revenues
Property, Plant and Equipment [Line Items]
Depreciation	2,980,000	2,468,000	3,985,000	3,472,000
Cost of Revenues | Air Transportation Equipment | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Property, Plant and Equipment [Line Items]
Depreciation					7,864,000	6,046,000
Selling, General and Administrative Expenses
Property, Plant and Equipment [Line Items]
Depreciation	$ 229,000	333,000	$ 948,000	588,000
Selling, General and Administrative Expenses | Air Transportation Equipment | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Property, Plant and Equipment [Line Items]
Depreciation					1,136,000	595,000
Gain (loss) on disposal of assets					$ (1,769,000)	$ (996,000)
Selling, General and Administrative Expenses | Aging Aircraft
Property, Plant and Equipment [Line Items]
Gain (loss) on disposal of assets		$ 0		$ 781,000